Investment In Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Investment in Securities [Abstract]
Investment in securities
10.	Investment in securities

The Company’s investments consist of publicly traded equity securities, warrants and a convertible debenture. These investments are reported under ASC 321 – Investments in Equity Securities and ASC 320 – Investments – Debt Securities, as applicable. The Company has classified the investments as held for trading.

The following table summarizes the changes in investments for the nine months ended September 30, 2025 and year ended December 31, 2024:

	Public Company Investments	Private Company Investment	Convertible Debenture and Warrants	Total
Balance, December 31, 2023	$-	-	-	-
Purchases	-	139,084	-	139,084
Balance, December 31, 2024	$-	139,084	-	139,084
Purchases	$1,439,059	-	125,000	1,564,059
Transfer	139,084	(139,084)	-	-
Acquired in the sale of Skincare business	728,550	-	-	728,550
Proceeds on sale	(1,246,228)	-	-	(1,246,228)
Interest income	-	-	7,532	7,532
Conversion of debenture	132,532		(132,532)	-
Realized loss	(397,365)	-	-	(397,365)
Unrealized gain (loss)	(18,932)	-	27,370	8,438
Balance, September 30, 2025	$776,700	-	27,370	804,070

Fair Value Measurement

The following table presents the Company’s financial instruments measured at fair value on a recurring basis as of September 30, 2025, in accordance with the fair value hierarchy of ASC 820:

Fair Value Measurement Using:	Level 1	Level 2	Level 3	Total
Equity securities	$776,700	–	–	776,700
Warrants	-	27,370	–	27,370
Total	$776,700	27,370	–	804,070

7.	Investment in securities

On December 23, 2024, the Company participated in a private placement of a company in the U.S. uranium energy market with an investment of $139,084.

The fair value of the investments as at December 31, 2024 were determined based on the most recently observable market transaction and there were no changes in the value since its initial recognition. The investment has been classified as a long-term investment.